Debt with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Disclosure of Transaction With Related Parties
13.1.
Transactions with related parties

	December 31, 2025		December 31, 2024		December 31, 2023
Interest expense on Promissory Notes payable to stockholders	Ps.	—	Ps.	20,800	Ps.	152,063
Interest expense on Promissory Notes payable to other related parties		—		53,189		389,021
Interest expense on Promissory Notes payable to key management personnel		—		1,979		14,349
Interest expense on Promissory Notes payable to close family member of key management		—		200		1,449
Costs of modification and remeasurement of Promissory Notes payable to shareholder		—		—		20,719
Costs of modification and remeasurement of Promissory Notes payable to other related parties		—		—		59,951
Costs of modification and remeasurement of Promissory Notes payable to key management personnel		—		—		2,019
Costs of modification and remeasurement of Promissory Notes payable to close family member of key management		—		—		204
Deferred bonus expense payable to key Management personnel		—		1,191		—
Interest accrued on bonus payable to key management personnel		—		—		4,523
Professional fees payable to other related parties (1)		—		—		1,868
Total	Ps.	—	Ps.	77,359	Ps.	646,166

(1)
Corresponds to the annual payment of professional services made to QS management Ltd. which is a related party of QS BBB.

Disclosure of Balances With Related Parties	13.2. Balances with related parties a. Current liabilities

	December 31, 2025		December 31, 2024
Other bonuses payable		102,988		58,702
Total	Ps.	102,988	Ps.	58,702

Summary of Information about Key Management Personnel Compensation

	December 31, 2025		December 31, 2024		December 31, 2023
Share-based payments (Note 22)	Ps.	2,695,908	Ps.	418,943	Ps.	334,493
Short-term employee benefits		96,362		77,575		122,370
Other bonuses (1)		137,375		148,189		58,620
	Ps.	2,929,645	Ps.	644,707	Ps.	515,483

(1) The outstanding amount payable of these bonuses as of December 31, 2025 and 2024 is Ps.102,988 and Ps.58,702, respectively. (See Note 13).